Warrants to purchase common shares (Tables)	12 Months Ended
Dec. 31, 2013
Warrants To Purchase Common Shares Tables
Summary of outstanding warrants to purchase common shares

The following is a summary of outstanding warrants to purchase common shares:

				exercise
	exercise		# of	proceeds
	price		warrants	received
Outstanding as at January 1, 2011		-	-	$-
Issued on February 2011 private placement (see (i))		$0.60	3,345,920	-
Exercised in 2011		$0.60	(700,000)	420,000
Outstanding as at December 31, 2011		$0.60	2,645,920	420,000
Exercised in 2012		$0.60	(464,558)	278,760
Expired on February 16, 2012		$0.60	(2,181,362)	-
			-	698,760
Issued in 2012 private placement financings (see (ii))	$	US 1.20	4,502,821	-
Outstanding as at December 31, 2012	$	US 1.20	4,502,821	-
Exercised in 2013			(846,700)	1,064,222
Outstanding as at December 31, 2013 (see (iii))	$	US 1.20	3,656,121	1,064,222

Outstanding warrants and expiry dates schedule
			# as at			# as at
	issued	exercised	December 31,	exercised	expired	April 24,
Expiry date	in 2012	in 2013	2013	in 2014	in 2014	2014
7-Mar-2014	2,096,175	(809,367)	1,286,808	(1,240,872)	(45,936)	-
19-Mar-2014	412,333	(4,000)	408,333	(405,533)	(2,800)	-
30-Mar-2014	608,580	-	608,580	(401,580)	(207,000)	-
4-May-2014	1,385,733	(33,333)	1,352,400	(42,400)	-	1,310,000
	4,502,821	(846,700)	3,656,121	(2,090,385)	(255,736)	1,310,000